Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13 – RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2024:

Name of related parties	Relationship with the Group
Huang Feng	Indirect majority shareholder of Li Bang International, CEO and Chairman of the Board
Xia Liang	Supervisor of Yangzhou Bangshijie and Suzhou Deji, CFO of Li Bang International
Li Funa	Director, indirect shareholder of Li Bang International and Huang Feng’s wife
Fan Hu	Executive director and legal representative of Yangzhou Bangshijie and Nanjing Bangshijie
Bangshida International Trade (Suzhou) Co., Ltd.	A vendor that is 50% owned by Mr. Xia Liang. On April 17, 2023, Mr. Xia sold his 50% equity share to a non-related third party.
Suzhou Beifusi Trading Co., Ltd. (“Suzhou Beifusi”)	A vendor, Huang Feng owns 65% share

The following are related party balances which are non-interest bearing as of June 30, 2024 and 2023:

	2024	2023
	US$	US$
Amounts due to related parties:
Fan Hu (1)	$107,476	$111,705
Huang Feng (1)	24,098	43,807
	$131,574	$155,512

(1)	The balances mainly are for expenses paid on behalf of the Company for daily operations.

The following are related party transactions for the years ended June 30, 2024, 2023 and 2022:

	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Purchases:
Bangshida International Trade (Suzhou) Co., Ltd.	$-	$-	$42,167
	$-	$-	$42,167